Equity - Additional Information (Details) $ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2021 USD ($) $ / shares shares	May 13, 2019 USD ($)
Authorized share capital | $			$ 50,000
Number of shares authorized (in shares)			630,000,000
Par value per share (in dollars per share) | $ / shares			$ 0.000079365
Treasury shares outstanding (in shares)		532,470	3,599,848
Former Repurchase Program
Proceeds from share repurchase program | $				$ 200,000,000
Proceeds from sale or issue of treasury shares | R$	R$ 988,824	R$ 76,270
Class A common stock | Former Repurchase Program
Number of shares repurchased (in shares)		528,335	3,067,378
Class A common stock | New Repurchase Agreement
Number of shares repurchased (in shares)			0